Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019		Jan. 31, 2018		Jan. 31, 2017
Cash flows from operating activities
Profit / (loss) before income tax	£ 5,031		£ (23,952)	[1]	£ (25,707)
Adjusted for:
Gain on remeasurement or derecognition of financial liabilities on funding arrangements	(539)		(908)	[1]	0
Loss on recognition of contingent consideration payable	754		0	[1]	0
Finance income	(2,788)		(3,096)	[1]	(8)
Finance costs	424		1,164	[1]	862
Unrealized foreign exchange (gain) / loss	(408)		1,960	[1]	711
Depreciation	309		140	[1]	48
Amortization of intangible fixed assets	829		106	[1]	10
Loss on disposal of assets	43		40	[1]	0
Increase / (decrease) in provisions	19		(60)	[1]	12
Research and development expenditure credit	(333)		(23)	[1]	(3)
Impairment of goodwill and intangible assets	3,985		0	[1]	0
Share-based payment	4,743		1,607	[1]	1,379
Adjusted profit / (loss) from operations before changes in working capital	12,069		(23,022)	[1]	(22,696)
(Increase) / decrease in trade and other receivables	(2,218)		(8,993)	[1]	492
(Decrease) / increase in deferred revenue	(36,898)		10,577	[1]	30,527
Increase in trade and other payables	93		3,375	[1]	813
Cash (used by) / generated from operations	(26,954)		(18,063)	[1]	9,136
Taxation received	159		3,374	[1]	3,005
Net cash (used by) / generated from operating activities	(26,795)		(14,689)	[1]	12,141
Investing activities
Acquisition of subsidiaries net of cash acquired	0		(4,775)	[1]	0
Contingent consideration paid	(192)		0		0
Purchase of property, plant and equipment	(119)		(360)	[1]	(81)
Purchase of intangible assets	(6)		(119)	[1]	(7)
Interest received	4		12	[1]	8
Net cash used in investing activities	(313)		(5,242)	[1]	(80)
Financing activities
Proceeds from issue of share capital	34,648		14,931	[1]	0
Transaction costs on share capital issued	(1,313)		(1,428)	[1]	0
Proceeds from exercise of warrants	0		10	[1]	107
Proceeds from exercise of share options	102		392	[1]	283
Cash received from funding arrangements accounted for as financial liabilities	0		0	[1]	23
Net cash generated from financing activities	33,437		13,905	[1]	413
Increase / (Decrease) in cash and cash equivalents	6,329		(6,026)	[1]	12,474
Effect of exchange rates on cash and cash equivalents	427		(1,934)	[1]	(716)
Cash and cash equivalents at beginning of the year	20,102	[1]	28,062	[1]	16,304
Cash and cash equivalents at end of the year	£ 26,858		£ 20,102	[1]	£ 28,062	[1]

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’